Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Miscellaneous current liabilities [abstract]
VAT Payables	$ 201	$ 81
Accruals for personnel related expenses	9,565	12,969
Other	3,915	6,077
Total	$ 13,681	$ 19,127